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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                   	  Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Classic Balanced Fund
             Schedule of Investments  4/30/09 (unaudited)

       Floating
Shares Rate (d)                                                      Value
             PREFERRED STOCKS - 0.5 %
             Diversified Financials - 0.5 %
             Diversified Financial Services - 0.4 %
905          Bank of America Corp., 7.25%, 12/31/49              $  522,185
             Total Diversified Financials                        $  522,185
             TOTAL PREFERRED STOCKS
             (Cost  $639,929)                                    $  522,185

             COMMON STOCKS - 59.6 %
             Energy - 5.5 %
             Integrated Oil & Gas - 1.1 %
28,665       Royal Dutch Shell Plc (A.D.R.)                      $1,309,417
             Oil & Gas Drilling - 2.0 %
32,834       Diamond Offshore Drilling, Inc. (b)                 $2,377,510
             Oil & Gas Equipment & Services - 0.3 %
3,453        Schlumberger Ltd.                                   $  169,162
12,841       Weatherford International, Inc. *                      213,546
                                                                 $  382,708
             Oil & Gas Exploration & Production - 1.4 %
4,686        Anadarko Petroleum Corp.                            $  201,779
5,739        Apache Corp.                                           418,144
17,070       Devon Energy Corp.                                     885,080
6,132        Southwestern Energy Co. *                              219,894
                                                                 $1,724,897
             Oil & Gas Storage & Transportation - 0.5 %
41,888       EL Paso Corp.                                       $  289,027
24,105       Spectra Energy Corp.                                   349,523
                                                                 $  638,550
             Total Energy                                        $6,433,082
             Materials - 3.6 %
             Diversified Metals & Mining - 1.5 %
11,001       Rio Tinto Plc (A.D.R.) (b)                          $1,792,613
             Fertilizers & Agricultural Chemicals - 0.7 %
9,200        Monsanto Co.                                        $  780,988
             Industrial Gases - 0.7 %
7,215        Air Products & Chemicals, Inc.                      $  475,469
9,776        Airgas, Inc.                                           421,541
                                                                 $  897,010
             Paper Packaging - 0.4 %
31,519       Packaging Corp. of America                          $  500,207
             Specialty Chemicals - 0.2 %
7,382        Ecolab, Inc.                                        $  284,576
             Total Materials                                     $4,255,394
             Capital Goods - 4.8 %
             Aerospace & Defense - 2.1 %
49,471       United Technologies Corp.                           $2,416,164
             Electrical Component & Equipment - 2.7 %
64,636       Emerson Electric Co. (b)                            $2,200,209
30,937       Rockwell International Corp.                           977,300
                                                                 $3,177,509
             Total Capital Goods                                 $5,593,673
             Commercial Services & Supplies - 1.2 %
             Commercial Printing - 0.5 %
51,431       R.R. Donnelly & Sons Co.                            $  599,171
             Office Services & Supplies - 0.7 %
29,498       Avery Dennison Corp.                                $  847,773
             Total Commercial Services & Supplies                $1,446,944
             Transportation - 0.4 %
             Airlines - 0.3 %
74,903       Delta Air Lines, Inc. * (b)                         $  462,152
             Total Transportation                                $  462,152
             Automobiles & Components - 0.6 %
             Auto Parts & Equipment - 0.6 %
39,491       Johnson Controls, Inc.                              $  750,724
             Total Automobiles & Components                      $  750,724
             Consumer Durables & Apparel - 0.3 %
             Household Appliances - 0.3 %
10,988       Snap-On, Inc.                                       $  372,713
             Total Consumer Durables & Apparel                   $  372,713
             Consumer Services - 2.6 %
             Restaurants - 2.6 %
53,823       McDonald's Corp.                                    $2,868,228
15,240       Starbucks Corp. *                                      220,370
                                                                 $3,088,598
             Total Consumer Services                             $3,088,598
             Media - 2.6 %
             Movies & Entertainment - 2.4 %
172,709      Regal Entertainment Group, Inc. (b)                 $2,255,580
27,739       Viacom, Inc. (Class B) *                               533,698
                                                                 $2,789,278
             Publishing - 0.2 %
9,956        McGraw-Hill Co., Inc.                               $  300,173
             Total Media                                         $3,089,451
             Retailing - 0.9 %
             Computer & Electronics Retail - 0.4 %
14,598       Gamestop Corp. *                                    $  440,276
             Department Stores - 0.5 %
12,963       J.C. Penney Co., Inc.                               $  397,834
8,297        Nordstrom, Inc. (b)                                    187,761
                                                                 $  585,595
             Total Retailing                                     $1,025,871
             Food & Drug Retailing - 2.9 %
             Drug Retail - 2.9 %
57,579       CVS/Caremark Corp.                                  $1,829,861
50,145       Walgreen Co.                                         1,576,057
                                                                 $3,405,918
             Total Food & Drug Retailing                         $3,405,918
             Food, Beverage & Tobacco - 4.9 %
             Distillers & Vintners - 0.3 %
23,733       Constellation Brands, Inc. *                        $  275,065
             Packaged Foods & Meats - 2.0 %
15,352       Nestle SA (A.D.R.)                                  $  502,425
47,551       The J.M. Smucker Co.                                 1,873,509
                                                                 $2,375,934
             Tobacco - 2.6 %
84,328       Philip Morris International, Inc.                   $3,052,674
             Total Food, Beverage & Tobacco                      $5,703,673
             Household & Personal Products - 1.4 %
             Household Products - 1.4 %
5,202        Colgate-Palmolive Co.                               $  306,918
27,831       Procter & Gamble Co.                                 1,375,965
                                                                 $1,682,883
             Total Household & Personal Products                 $1,682,883
             Health Care Equipment & Services - 2.1 %
             Health Care Distributors - 1.2 %
37,863       McKesson Corp.                                      $1,400,931
             Health Care Equipment - 0.7 %
6,720        Baxter International, Inc.                          $  325,920
11,900       Zimmer Holdings, Inc. *                                523,481
                                                                 $  849,401
             Health Care Supplies - 0.2 %
2,327        Alcon, Inc.                                         $  214,107
             Total Health Care Equipment & Services              $2,464,439
             Pharmaceuticals & Biotechnology - 7.8 %
             Biotechnology - 0.7 %
7,815        Amgen, Inc. *                                       $  378,793
12,586       Vertex Pharmaceuticals, Inc. *                         387,901
                                                                 $  766,694
             Pharmaceuticals - 7.1 %
53,859       Abbott Laboratories Ltd.                            $2,253,999
132,019      Bristol-Myers Squibb Co.                             2,534,765
37,414       Pfizer, Inc.                                           499,851
69,677       Teva Pharmaceutical Industries Ltd.                  3,058,124
                                                                 $8,346,739
             Total Pharmaceuticals & Biotechnology               $9,113,433
             Banks - 0.2 %
             Regional Banks - 0.2 %
25,230       KeyCorp (b)                                         $  155,165
6,081        Zions Bancorporation                                    66,465
                                                                 $  221,630
             Total Banks                                         $  221,630
             Diversified Financials - 4.6 %
             Asset Management & Custody Banks - 1.0 %
7,595        Franklin Resources, Inc.                            $  459,346
6,398        State Street Corp.                                     218,364
20,517       The Bank of New York Mellon Corp.                      522,773
                                                                 $1,200,483
             Diversified Finance Services - 0.2 %
5,626        J.P. Morgan Chase & Co.                             $  185,658
             Investment Banking & Brokerage - 2.7 %
3,166        Goldman Sachs Group, Inc.                           $  406,831
86,643       Lazard Ltd.                                          2,365,354
20,141       Morgan Stanley (b)                                     476,133
                                                                 $3,248,318
             Specialized Finance - 0.6 %
1,123        CME Group, Inc.                                     $  248,576
5,672        IntercontinentalExchange, Inc. *                       496,867
                                                                 $  745,443
             Total Diversified Financials                        $5,379,902
             Insurance - 0.2 %
             Property & Casualty Insurance - 0.2 %
9,766        Axis Capital Holdings Ltd.                          $  240,634
             Total Insurance                                     $  240,634
             Software & Services - 1.7 %
             Application Software - 1.4 %
6,769        Adobe Systems, Inc. *                               $  185,132
36,518       Citrix Systems, Inc. *                               1,041,859
27,330       Nuance Communications, Inc. *                          364,856
                                                                 $1,591,847
             Internet Software & Services - 0.3 %
880          Google, Inc. *                                      $  348,454
             Total Software & Services                           $1,940,301
             Technology Hardware & Equipment - 6.2 %
             Communications Equipment - 3.4 %
113,942      Cisco Systems, Inc. *                               $2,201,359
24,124       Corning, Inc.                                          352,693
99,971       Nokia Corp. (A.D.R.) (b)                             1,413,590
                                                                 $3,967,642
             Computer Hardware - 2.3 %
74,705       Hewlett-Packard Co.                                 $2,687,886
             Office Electronics - 0.5 %
91,955       Xerox Corp.                                         $  561,845
             Total Technology Hardware & Equipment               $7,217,373
             Semiconductors - 2.4 %
             Semiconductor Equipment - 0.2 %
23,333       Applied Materials, Inc.                             $  284,896
             Semiconductors - 2.2 %
8,636        Analog Devices, Inc.                                $  183,774
12,309       Broadcom Corp. *                                       285,446
122,260      Intel Corp.                                          1,929,263
8,435        Microchip Technology, Inc.                             194,005
                                                                 $2,592,488
             Total Semiconductors                                $2,877,384
             Telecommunication Services - 2.3 %
             Integrated Telecommunication Services - 2.3 %
124,424      Frontier Communications Corp.                       $  884,655
214,013      Windstream Corp.                                     1,776,308
                                                                 $2,660,963
             Total Telecommunication Services                    $2,660,963
             Utilities - 0.4 %
             Multi-Utilities - 0.3 %
9,510        Sempra Energy                                       $  437,650
             Total Utilities                                     $  437,650
             TOTAL COMMON STOCKS
             (Cost  $85,130,952)                                 $69,864,785
Principal
Amount
             CONVERTIBLE CORPORATE BONDS - 0.2 %
             Banks - 0.2 %
             Regional Banks - 0.2 %
280,000      National City Corp., 4.0%, 2/1/11                   $  260,750
             Total Banks                                         $  260,750
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost  $241,379)                                    $  260,750

             ASSET BACKED SECURITIES - 0.5 %
             Banks - 0.4 %
             Thrifts & Mortgage Finance - 0.4 %
325,000 0.62 Carrington Mortgage Services LLC, FRN, 10/25/36     $  205,349
240,920      Local Insight Media Finance LLC, 5.88%, 10/23/37       180,427
60,403       Morgan Stanley Capital, Inc., 0.88375%, 3/25/35         58,341
                                                                 $  444,117
             Total Banks                                         $  444,117
             Diversified Financials - 0.1 %
             Diversified Finance Services - 0.1 %
60,000  0.96 Asset Backed Securities Corp., FRN, 4/25/35         $   46,128
             Specialized Finance - 0.0 %
200,000      Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37    $   70,000
             Total Diversified Financials                        $  116,128
             TOTAL ASSET BACKED SECURITIES
             (Cost  $829,679)                                    $  560,245

             COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4 %
             Banks - 0.5 %
             Thrifts & Mortgage Finance - 0.5 %
382,128      ABN Amro Mortgage Corp., 4.75%, 5/25/18             $  375,290
350,000      T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)             175,000
                                                                 $  550,290
             Total Banks                                         $  550,290
             Diversified Financials - 0.5 %
             Diversified Financial Services - 0.5 %
100,000 5.86 Chase Commercial Mortgage Securities Corp., FRN, 2/1$  101,198
140,000      Global Signal, Inc., 7.036%, 2/15/36 (144A)            144,900
486,061 5.19 SARM 2004-12 7A1, FRN, 2/25/34                         386,981
                                                                 $  633,079
             Total Diversified Financials                        $  633,079
             Government - 1.4 %
367,932      Fannie Mae Benchmark Remic, 5.45%, 12/25/20         $  384,994
53,045       Federal Home Loan Bank, 5.0%, 1/15/16                   53,922
56,547       Federal Home Loan Bank, 6.0%, 4/15/32                   58,623
632,745      Freddie Mac FHR 3211 PG, 5.5%, 9/15/36                 637,398
160,717      Freddie Mac, 5.5%, 6/15/32                             163,063
334,403      Freddie Mac, 6.1%, 9/15/18                             338,543
                                                                 $1,636,543
             Total Government                                    $1,636,543
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $3,046,430)                                  $2,819,912

             CORPORATE BONDS - 23.4 %
             Energy - 3.9 %
             Integrated Oil & Gas - 0.0 %
25,000       Petro-Canada, 4.0%, 7/15/13                         $   22,320
             Oil & Gas Drilling - 0.1 %
100,000      Transocean Sedco, 1.5%, 12/15/37                    $   88,375
75,000       Transocean Sedco, 1.625%, 12/15/37                      69,844
                                                                 $  158,219
             Oil & Gas Equipment & Services - 0.6 %
200,000 5.53 Sevan Marine ASA, FRN, 5/14/13 (144A)               $  110,000
355,000      Weatherford International Ltd., 9.625%, 3/1/19         383,125
200,000      Weatherford International, Inc., 6.625%, 11/15/11      197,994
                                                                 $  691,119
             Oil & Gas Exploration & Production - 0.4 %
175,000      Canadian National Resource Ltd., 5.9%, 2/1/18       $  163,374
65,000       Pemex Project Funding Master, 9.125%, 10/13/10          69,550
400,000      TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                332,000
                                                                 $  564,924
             Oil & Gas Refining & Marketing - 0.6 %
375,000      Spectra Energy Capital LLC, 6.2%, 4/15/18           $  336,678
370,000      Valero Energy Corp., 9.375%, 3/15/19 (b)               413,241
                                                                 $  749,919
             Oil & Gas Storage & Transportation - 2.1 %
90,000       Boardwalk Pipelines LLC, 5.5%, 2/1/17               $   79,703
125,000      Buckeye Partners LP, 6.05%, 1/15/18                    105,945
385,000      DCP Midstream, 9.75%, 3/15/19                          381,943
550,000      Kinder Morgan Energy, 5.95%, 2/15/18                   510,149
320,000      NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)               315,970
450,000      Plains All American Pipeline LP, 6.125%, 1/15/17       392,946
250,000      Questar Pipeline Co., 5.83%, 2/1/18                    229,276
400,000 7.00 Teppco Partners LP, FRN, 6/1/67                        217,128
175,000      TransCanada Pipelines Ltd., 7.125%, 1/15/09            191,936
                                                                 $2,424,996
             Total Energy                                        $4,611,497
             Materials - 0.9 %
             Aluminum - 0.0 %
150,000      Novelis, Inc., 7.25%, 2/15/15                       $   78,000
             Diversified Metals & Mining - 0.4 %
425,000      Inco, Ltd., 7.2%, 9/15/32                           $  340,441
140,000      Rio Tinto Finance Plc, 8.95%, 5/1/14                   144,912
                                                                 $  485,353
             Fertilizers & Agricultural Chemicals - 0.3 %
300,000      Agrium, Inc., 6.75%, 1/15/19                        $  273,033
30,000       Potash Corp. Saskatchewan, 4.875%, 3/1/13               30,409
                                                                 $  303,442
             Steel - 0.2 %
230,000      ArcelorMittal, 6.125%, 6/1/18                       $  185,347
70,000       Commercial Metals Co., 7.35%, 8/15/18                   50,141
                                                                 $  235,488
             Total Materials                                     $1,102,283
             Capital Goods - 0.8 %
             Aerospace & Defense - 0.0 %
25,000       Boeing Co., 5.125%, 2/15/13                         $   25,983
             Construction, Farm Machinery & Heavy Trucks - 0.0 %
45,000       Cummins, Inc., 6.75%, 2/15/27                       $   34,425
             Industrial Conglomerates - 0.3 %
175,000      Tyco International Group SA, 6.375% 10/15/11        $  182,984
175,000      Tyco International Group SA, 8.5%, 1/15/19             187,321
                                                                 $  370,305
             Industrial Machinery - 0.2 %
270,000      Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/$  282,425
             Trading Companies & Distributors - 0.1 %
300,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $  184,509
             Total Capital Goods                                 $  897,647
             Commercial Services & Supplies - 0.2 %
             Office Services & Supplies - 0.2 %
250,000      Pitney Bowes, Inc., 5.6%, 3/15/18                   $  241,188
             Total Commercial Services & Supplies                $  241,188
             Transportation - 0.6 %
             Airlines - 0.3 %
8,115        Continental Airlines, Inc., 6.648%, 9/15/17         $    6,654
500,000      Southwest Airlines Co., 5.25%, 10/1/14                 461,355
                                                                 $  468,009
             Railroads - 0.2 %
225,000      Burlington Sante Fe Corp., 7.0%, 2/1/14             $  242,870
             Total Transportation                                $  710,879
             Automobiles & Components - 0.2 %
             Auto Parts & Equipment - 0.2 %
460,000      TRW Automotive, Inc., 7.25%, 3/15/17 (b)            $  246,100
             Total Automobiles & Components                      $  246,100
             Consumer Durables & Apparel - 0.3 %
             Household Appliances - 0.2 %
345,000      Whirlpool Corp., 5.5%, 3/1/13                       $  310,500
             Total Consumer Durables & Apparel                   $  310,500
             Consumer Services - 0.5 %
             Education Services - 0.2 %
300,000      Leland Stanford Junior University, 4.75%, 5/1/19    $  299,526
             Restaurants - 0.3 %
300,000      McDonalds Corp., 5.75%, 3/1/2012                    $  324,510
             Total Consumer Services                             $  624,036
             Media - 1.9 %
             Broadcasting - 1.6 %
500,000      Comcast Cable Corp., 6.75%, 1/30/11                 $  526,455
400,000      Cox Communications, Inc., 7.125%, 10/1/12              404,334
500,000      Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 1/15/1   495,000
512,000      News America, Inc., 7.3%, 4/30/28                      419,536
                                                                 $1,845,325
             Cable & Satellite - 0.3 %
125,000      British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (1$  113,696
80,000       Comcast Corp., 5.3%, 1/15/14                            80,684
100,000      Time Warner Cable, Inc., 8.25%, 4/1/19                 110,516
50,000       Time Warner Cable, Inc., 8.75, 2/14/19                  56,209
                                                                 $  361,105
             Total Media                                         $2,206,430
             Retailing - 0.3 %
             General Merchandise Stores - 0.3 %
350,000      Target Corp., 5.875%, 3/1/12                        $  371,628
             Total Retailing                                     $  371,628
             Food, Beverage & Tobacco - 0.6 %
             Agricultural Products - 0.2 %
250,000      Cargill, Inc., 5.2%, 1/22/13 (144A)                 $  243,106
             Brewers - 0.1 %
55,000       Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19 $   58,983
35,000       Miller Brewing Co., 5.5%, 8/15/13 (144A)                33,594
                                                                 $   92,577
             Soft Drinks - 0.3 %
35,000       Bottling Group LLC, 5.0%, 11/15/13                  $   36,672
350,000      Pepsico, Inc., 4.65%, 2/15/13 (b)                      372,491
                                                                 $  409,163
             Total Food, Beverage & Tobacco                      $  744,846
             Health Care Equipment & Services - 0.2 %
             Managed Health Care - 0.2 %
250,000      United Health Group, Inc., 4.875%, 2/15/13          $  243,707
             Total Health Care Equipment & Services              $  243,707
             Pharmaceuticals & Biotechnology - 0.4 %
             Biotechnology - 0.4 %
450,000      Biogen Idec, Inc., 6.0%, 3/1/13                     $  452,558
             Total Pharmaceuticals & Biotechnology               $  452,558
             Banks - 3.2 %
             Diversified Banks - 1.1 %
705,000      Barclays Plc, 6.05%, 12/4/17                        $  564,723
450,000      BNP Paribas SA, 1.34438%, 4/27/17                      356,433
275,000      International  Finance Corp., 3.0%, 4/22/14            270,880
250,000      Kazkommerts International BV, 8.0%, 11/3/15            131,250
                                                                 $1,323,286
             Regional Banks - 2.0 %
250,000      American Express Bank FSB, 5.5%, 4/16/13            $  235,068
500,000      Branch Banking & Trust Co., 4.875%, 1/15/13 (b)        481,395
250,000      Keycorp, 6.5%, 5/14/13                                 237,532
200,000      Mellon Funding Corp., 5.5%, 11/15/18                   177,383
1,000,0 8.25 PNC Funding Corp., FRN, 5/29/49                        670,000
450,000      Sovereign Bancorp, Inc., 8.75%, 5/30/18                396,000
225,000      Wells Fargo Capital, 9.75%, 12/29/49 (b)               191,250
                                                                 $2,388,628
             Total Banks                                         $3,711,914
             Diversified Financials - 3.6 %
             Asset Management & Custody Banks - 0.1 %
90,000       Eaton Vance Corp., 6.5%, 10/2/17                    $   81,234
             Consumer Finance - 0.5 %
375,000      American General Finance, Inc., 6.9%, 12/15/17      $  151,130
260,000      American Honda Finance Corp., 6.7%, 10/1/13 (144A)     247,769
265,000 4.00 SLM Corp., FRN, 7/25/14                                159,000
                                                                 $  557,899
             Diversified Financial Services - 1.7 %
495,000      GATX  Corp., 5.5%, 2/15/12                          $  473,360
145,000      General Electric Capital Corp., 6.125%, 2/22/11        150,489
120,000      General Electric Capital Corp., 6.75%, 3/15/32          93,516
250,000      General Electric Capital Corp., 5.625%, 9/15/17 (b)    219,624
950,000      JPMorgan Chase & Co., 7.9%, 4/29/49                    722,713
151,301      PF Export Receivable Master Trust, 6.436%, 6/1/15 (1   151,301
237,830      Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)   232,900
                                                                 $2,043,903
             Investment Banking & Brokerage - 0.9 %
1,785,0 5.79 Goldman Sachs Capital, FRN, 12/29/49                $  882,847
200,000      Merrill Lynch & Co., 5.45%, 2/5/13                     175,109
                                                                 $1,057,956
             Specialized Finance - 0.4 %
250,000      Citi Group, Inc., 7.625%, 11/30/12                  $  155,052
242,709      Coso Geothermal Power, 7.0%, 7/15/26 (144A)            185,673
200,000      International Lease Finance Corp., 6.375%, 3/25/13     122,146
                                                                 $  462,871
             Total Diversified Financials                        $4,203,863
             Insurance - 1.3 %
             Life & Health Insurance - 0.2 %
275,000      Prudential Financial, 5.15%, 1/15/13                $  223,259
             Multi-Line Insurance - 0.7 %
100,000      AFC Capital Trust I, 8.207%, 2/3/27                 $   68,000
480,000      Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)       176,700
500,000      Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)       391,929
200,000      Loew Corp., 5.25%, 3/15/16                             178,956
                                                                 $  815,585
             Property & Casualty Insurance - 0.2 %
100,000      Hanover Insurance Group, Inc., 7.625%, 10/15/25     $   68,000
280,000      Kingsway America, Inc., 7.5%, 2/1/14                   179,746
                                                                 $  247,746
             Reinsurance - 0.1 %
125,000      Berkshire Hathway, Inc., 5.0%, 8/15/13              $  129,480
55,000 14.00 MBIA Insurance Corp., FRN, 1/15/33 (144A)               20,900
100,000      Platinum Underwriters Holdings, Ltd., 7.50%, 6/1/17     70,371
                                                                 $  220,751
             Total Insurance                                     $1,507,341
             Real Estate - 1.4 %
             Diversified Real Estate Activities - 0.4 %
300,000      Brascan Corp., 5.75%, 3/1/10                        $  290,625
235,000      WEA Finance LLC, 7.125%, 4/15/18                       205,625
                                                                 $  496,250
             Retail Real Estate Investment Trust - 0.5 %
435,000      Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15$  309,720
250,000      Trustreet Properties, Inc., 7.5%, 4/1/15               243,108
                                                                 $  552,828
             Specialized Real Estate Investment Trust - 0.5 %
700,000      Health Care REIT, Inc., 6.2%, 6/1/16                $  574,000
             Total Real Estate                                   $1,623,078
             Software & Services - 0.3 %
             Data Processing & Outsourced Services - 0.3 %
500,000      First Data Corp., 9.875%, 9/24/15 (144A) (b)        $  345,625
             Total Software & Services                           $  345,625
             Semiconductors - 0.1 %
             Semiconductor Equipment - 0.1 %
185,000      Klac Instruments Corp., 6.9%, 5/1/18                $  145,218
             Total Semiconductors                                $  145,218
             Telecommunication Services - 0.7 %
             Integrated Telecom Services - 0.7 %
335,000      Embarq Corp., 7.082%, 6/1/16                        $  321,600
300,000      Telecom Italia Capital SA, 5.25%, 11/15/13             284,463
150,000      Verizon Communications, Inc., 8.75%, 11/1/18           179,226
                                                                 $  785,289
             Total Telecommunication Services                    $  785,289
             Utilities - 1.9 %
             Electric Utilities - 1.7 %
175,000      CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$  186,227
225,000      Commonwealth Edison, 6.15%, 9/15/17                    221,750
225,000      Entergy Gulf States, Inc., 5.7%, 6/1/15                208,835
224,466      FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    192,558
123,400      FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)    114,145
200,000      Israel Electric Corp., 7.25%, 1/15/19 (144A)           199,228
125,000      Nevada Power Co., 6.5%, 8/1/18                         122,241
410,000      NY State Electric & Gas Corp., 6.15%, 12/15/17 (144A   375,940
145,138      Oracle Geothermal, 6.21%, 12/30/20 (144A)              110,041
100,000      Public Service of New Mexico, 7.95%, 5/15/18            92,000
250,000      West Penn Power Co., 5.95%, 12/15/17                   220,303
                                                                 $2,043,268
             Multi-Utilities - 0.1 %
300,000      NSG Holdings LLC, 7.75%, 12/15/25 (144A)            $  234,000
             Total Utilities                                     $2,277,268
             TOTAL CORPORATE BONDS
             (Cost  $30,600,811)                                 $27,362,895

             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.6 %
             Diversified Financials - 0.1 %
             Specialized Finance - 0.1 %
100,000      Private Export Funding Corp., 4.55%, 5/15/15        $  108,228
             Total Diversified Financials                        $  108,228
             Government - 12.5 %
538,650      Federal Home Loan Mortgage Corp., 4.5%, 12/1/20        554,389
318,535      Federal Home Loan Mortgage Corp., 5.0%, 11/1/34     $  328,321
181,627      Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        190,219
254,743      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        264,327
319,170      Federal Home Loan Mortgage Corp., 5.5%, 9/01/17        333,869
147,224      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         154,922
132,412      Federal Home Loan Mortgage Corp., 6.0%, 4/1/33         139,335
106,157      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33        113,377
25,700       Federal Home Loan Mortgage Corp., 6.5%, 11/1/33         27,387
185,667      Federal Home Loan Mortgage Corp., 6.5%, 5/1/32         198,928
167,924      Federal Home Loan Mortgage Corp., 7.0%, 10/1/46        177,514
422,180 5.00 Federal Home Loan Mortgage Corp., FRN, 11/1/35         436,529
747,740      Federal National Mortgage Association,  5.5%, 12/1/3   775,502
382,353      Federal National Mortgage Association, 4.5%, 11/1/20   394,242
491,078      Federal National Mortgage Association, 4.5%, 4/1/38    500,293
92,463       Federal National Mortgage Association, 4.79%, 12/1/1    96,226
500,833      Federal National Mortgage Association, 5.0%, 10/1/22   518,656
97,813       Federal National Mortgage Association, 5.0%, 12/1/17   102,043
94,437       Federal National Mortgage Association, 5.0%, 3/1/33     97,530
199,617      Federal National Mortgage Association, 5.0%, 5/1/18    208,111
372,412      Federal National Mortgage Association, 5.0%, 6/1/34    384,086
806,989      Federal National Mortgage Association, 5.5%, 10/1/35   838,212
280,818      Federal National Mortgage Association, 5.5%, 11/1/16   294,453
312,298      Federal National Mortgage Association, 5.5%, 11/1/16   327,462
197,160      Federal National Mortgage Association, 5.5%, 12/1/34   204,973
693,399      Federal National Mortgage Association, 5.5%, 12/1/35   720,227
43,753       Federal National Mortgage Association, 5.5%, 2/1/18     45,922
67,390       Federal National Mortgage Association, 5.5%, 3/1/34     70,061
31,575       Federal National Mortgage Association, 5.5%, 7/1/23     32,909
144,577      Federal National Mortgage Association, 5.5%, 8/1/14    148,738
30,401       Federal National Mortgage Association, 5.5%, 9/1/17     31,859
24,253       Federal National Mortgage Association, 6.0%, 1/1/29     25,650
4,171        Federal National Mortgage Association, 6.0%, 1/1/29      4,416
227,823      Federal National Mortgage Association, 6.0%, 12/1/33   240,091
392,335      Federal National Mortgage Association, 6.0%, 12/1/37   410,580
23,588       Federal National Mortgage Association, 6.0%, 3/1/33     24,858
842,837      Federal National Mortgage Association, 6.0%, 7/1/36    882,690
26,571       Federal National Mortgage Association, 6.0%, 8/1/32     28,035
363,581      Federal National Mortgage Association, 6.0%, 8/1/36    380,773
9,457        Federal National Mortgage Association, 6.0%, 9/1/29      9,990
36,024       Federal National Mortgage Association, 6.5%, 10/1/32    38,597
89,312       Federal National Mortgage Association, 6.5%, 12/1/21    95,805
74,679       Federal National Mortgage Association, 6.5%, 4/1/29     79,932
32,500       Federal National Mortgage Association, 6.5%, 7/1/29     34,943
152,968      Federal National Mortgage Association, 6.5%, 7/1/32    163,894
95,937       Federal National Mortgage Association, 6.5%, 9/1/32    103,627
418,474      Federal National Mortgage Association, 7.0%, 1/1/36    448,891
156,200      Federal National Mortgage Association, 7.0%, 10/1/19   169,156
4,097        Federal National Mortgage Association, 7.0%, 3/1/12      4,269
705          Federal National Mortgage Association, 8.0%, 1/1/31        770
2,921        Federal National Mortgage Association, 8.0%, 10/1/30     3,193
7,563        Federal National Mortgage Association, 8.0%, 2/1/29      8,279
1,015        Federal National Mortgage Association, 8.0%, 2/1/30      1,115
14,672       Federal National Mortgage Association, 8.0%, 3/1/31     16,117
3,634        Federal National Mortgage Association, 8.0%, 4/1/20      3,975
1,219        Federal National Mortgage Association, 8.0%, 4/1/30      1,333
1,484        Federal National Mortgage Association, 8.0%, 5/1/31      1,622
1,423        Federal National Mortgage Association, 8.0%, 7/1/30      1,555
231,758      Government National Mortgage Association II, 5.5%, 2   240,941
393,404      Government National Mortgage Association II, 6.49%,    413,919
82,751       Government National Mortgage Association, 4.5%, 1/15    84,563
128,708      Government National Mortgage Association, 4.5%, 4/15   131,525
77,286       Government National Mortgage Association, 5.5%, 8/15    80,666
59,270       Government National Mortgage Association, 5.5%, 9/15    62,229
119,446      Government National Mortgage Association, 6.0%, 10/1   125,491
1,652        Government National Mortgage Association, 6.0%, 4/15     1,747
6,051        Government National Mortgage Association, 6.0%, 8/15     6,320
185,494      Government National Mortgage Association, 6.0%, 9/15   194,591
104,232      Government National Mortgage Association, 6.5%, 10/1   111,493
229,847      Government National Mortgage Association, 6.5%, 11/2   245,547
143,275      Government National Mortgage Association, 6.5%, 12/1   153,136
160,486      Government National Mortgage Association, 6.5%, 5/15   171,265
97,847       Government National Mortgage Association, 6.5%, 5/15   103,196
135,083      Government National Mortgage Association, 6.5%, 6/15   143,987
6,695        Government National Mortgage Association, 7.0%, 4/15     7,181
1,648        Government National Mortgage Association, 7.0%, 8/15     1,768
6,767        Government National Mortgage Association, 7.5%, 1/15     7,302
7,625        Government National Mortgage Association, 7.5%, 9/20     8,219
1,174        Government National Mortgage Association, 7.75%, 11/     1,298
3,907        Government National Mortgage Association, 8.0%, 2/15     4,354
320,000      U.S. Treasury Bonds, 5.25%, 11/15/28                   369,000
110,000      U.S. Treasury Notes, 5.375%, 2/15/31                   129,559
                                                                 $14,694,075
             Total Government                                    $14,694,075
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost  $14,146,169)                                 $14,802,303

             FOREIGN GOVERNMENT BOND - 0.1 %
120,000      Korea Development Bank, 5.3%, 1/17/13               $  115,925
             TOTAL FOREIGN GOVERNMENT BOND
             (Cost  $119,828)                                    $  115,925

             TEMPORARY CASH INVESTMENTS -  8.8%
             Securities Lending Collateral  - 8.8% (c)
             Certificates of Deposit:
239,173      Abbey National Plc, 1.58%, 8/13/09                  $ 239,173
239,172      Bank of Nova Scotia, 1.58%, 5/5/09                    239,172
382,573      Bank of Scotland NY, 1.45%, 6/5/09                    382,573
430,512      Barclays Bank, 1.15%, 5/27/09                         430,512
430,512      DnB NOR Bank ASA NY, 1.5%, 6/5/09                     430,512
438,165      Intesa SanPaolo S.p.A., 1.05%, 5/22/09                438,165
358,760      Royal Bank of Canada NY, 1.44%, 8/7/09                358,760
430,512      Svenska Bank NY, 1.48%, 7/8/09                        430,512
478,346      CBA, 1.35%, 7/16/09                                   478,346
478,346      Societe Generale, 1.75%, 9/4/09                       478,346
478,346      U.S. Bank NA, 1.35%, 8/24/09                          478,346
                                                                 $4,384,416
             Commercial Paper:
478,346      Monumental Global Funding, Ltd., 1.64%, 8/17/09       478,346
239,173      CME Group, Inc., 1.44%, 8/6/09                        239,173
469,736      American Honda Finance Corp., 1.27%, 7/14/09          469,736
478,346      HSBC Bank, Inc., 1.64%, 8/14/09                       478,346
119,587      IBM, 1.47%, 9/25/09                                   119,587
430,512      MetLife Global Funding, 1.71%, 6/12/09                430,512
430,512      New York Life Global, 1.37%, 9/4/09                   430,512
406,594      Westpac Banking Corp., 0.96%, 6/1/09                  406,594
                                                                 $3,052,806
             Tri-party Repurchase Agreements:
1,913,385    Deutsche Bank, 0.15%, 5/1/09                        $1,913,385
504,885      Barclays Capital Markets, 0.15%, 5/1/09               504,885
                                                                 $2,418,270
Shares
             Money Market Mutual Fund:
478,346      JPMorgan, U.S. Government Money Market Fund         $ 478,346
             Total Securities Lending Collateral                 $10,333,838
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $10,333,838)                                 $10,333,838

             TOTAL INVESTMENT IN SECURITIES - 108.1%
             (Cost  $145,089,015)(a)                             $126,642,838
             OTHER ASSETS AND LIABILITIES - (8.1)%               $(9,453,453)
             TOTAL NET ASSETS - 100.0%                           $117,189,385


*            Non-income producing security.

NR           Not rated by either S&P or Moody's.

(A.D.R.)     American Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2009, the value of these securities amounted to $5,185,467 or 4.4% of total net assets.

(a) At April 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $145,240,520 was as follows:

             Aggregate gross unrealized gain for all investments
             in which there is an excess of value over tax cost  $6,184,815

             Aggregate gross unrealized loss for all investments
             in which there is an excess of tax cost over value   (24,782,497)

             Net unrealized loss                                 $(18,597,682)


(b)          At April 30, 2009, the following securities were out on loan:

Shares                             Security                          Value
495,000      Branch Banking & Trust Co., 4.875%, 1/15/13         $  483,619
74,000       Delta Air Lines, Inc. *                                456,580
31,800       Diamond Offshore Drilling, Inc.                      2,302,638
47,000       Emerson Electric Co.                                 1,599,880
495,000      First Data Corp., 9.875%, 9/24/15 (144A)               346,242
5,000        General Electric Capital Corp., 5.625%, 9/15/17          4,428
24,900       KeyCorp                                                153,135
19,000       Morgan Stanley                                         449,160
95,000       Nokia Corp. (A.D.R.)                                 1,343,300
8,100        Nordstrom, Inc.                                        183,303
300,000      Pepsico, 4.65%, 2/15/13                                322,184
44,000       Regal Entertainment Group, Inc.                        574,640
6,000        Rio Tinto Plc (A.D.R.)                                 977,700
98,000       TRW Automotive, Inc., 7.25%, 3/15/17                    53,318
200,000      Valero Energy Corp., 9.375%, 3/15/19                   225,614
222,000      Wells Fargo Capital, 9.75%, 12/29/49                   190,744
                                                                 $9,666,486

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)          Debt obligation with a variable interest rate.
             Rate shown is rate at period end.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

Valuation                                                         Investments
Inputs                                                            in Securities
Level 1 - Quoted Prices                                          $70,865,316
Level 2 - Other Significant Observable Inputs                     55,777,522
Level 3 - Significant Unobservable Inputs                                0
Total                                                            $126,642,838

           Pioneer Government Income Fund
           Schedule of Investments  4/30/09 (unaudited)

Shares                                                             Value
           ASSET BACKED SECURITIES - 0.8 %
           Specialized Finance - 0.8 %
2,000,000  SLMA 2004-10 A6B, Floating Rate Note, 4/27/26      $ 1,795,200
           TOTAL ASSET BACKED SECURITIES
           (Cost  $8,294,776)                                 $ 1,795,200

           COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3 %
2,180,944  Federal National Mortgage Association Grantor Trust,
                Floating Rate Note, 7/25/43                   $ 2,224,751
4,300,000  Federal National Mortgage Association, 3.8%, 1/15/1  4,376,607
108,531    Federal National Mortgage Association, 4.375%, 4/15    110,628
2,255,000  Federal National Mortgage Association, 4.5%, 3/15/1  2,346,446
10,075,000 Federal National Mortgage Association, 4.92%, 7/25  10,487,578
431,934    Federal National Mortgage Association, 5.0%, 8/15/3    442,743
1,000,000  Federal National Mortgage Association, 5.5%, 2/15/3  1,044,208
701,220    Federal National Mortgage Association, 5.69%, 1/25/    721,848
6,707,297  Federal National Mortgage Association, 6.3%, 4/25/1  7,150,058
1,080,000  Federal National Mortgage Association, 6.52%, 7/25/  1,172,679
1,000,000 Government National Mortgage Association, 4.07%, 3/ 1,003,750 750,000 Government National Mortgage Association, 4.5%, 7/2 766,707 4,000,000 Government National Mortgage Association, 5.121%, 1 4,209,462
1,000,000  Government National Mortgage Association, 6.0%, 6/1  1,073,836
3,800,000  Meristar Commercial Mortgage Trust, 8.29%, 3/3/16    3,880,771
115,000    Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/15   123,750
785,399    Morgan Stanley Dean Witter, 7.145%, 9/3/15             811,947
2,000,000  Morgan Stanley Dean Witter, 7.468%, 9/3/15           2,141,015
29,322,942 MSDWC 2000-1345 X, 0.7259%, 9/3/15                     240,856
                                                              $44,329,640
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $43,786,235)                                $44,329,640


           SUPRANATIONAL BONDS - 0.9 %
875,000    African Development Bank, 6.875%, 10/15/15         $   986,252
1,000,000  Inter-American Development, 4.75%, 10/19/12          1,074,243
                                                              $ 2,060,495
           TOTAL SUPRANATIONAL BONDS
           (Cost  $1,984,545)                                 $ 2,060,495

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.6 %
           Government - 78.6 %
2,500,000  Farmer Mac GTD, 5.125%, 4/19/17 (144A)             $ 2,697,120
1,400,000  Federal Farm Credit Bank, 4.875%, 1/17/17            1,475,541
654,473    Federal Home Loan Mortgage Corp., 4.0%, 11/1/13        666,643
2,121,334  Federal Home Loan Mortgage Corp., 4.64%, 11/1/14     2,185,901
1,260,923  Federal Home Loan Mortgage Corp., 5.0%, 10/1/19      1,311,114
1,706,004  Federal Home Loan Mortgage Corp., 5.5% 10/1/36       1,766,991
205,229    Federal Home Loan Mortgage Corp., 5.5%, 1/1/34         212,951
2,488,384  Federal Home Loan Mortgage Corp., 5.5%, 1/1/35       2,582,007
969,063    Federal Home Loan Mortgage Corp., 5.5%, 12/1/34      1,005,523
529,087    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         556,751
1,091,456  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33      1,147,158
138,869    Federal Home Loan Mortgage Corp., 6.0%, 5/1/16         145,394
124,229    Federal Home Loan Mortgage Corp., 6.0%, 6/1/16         130,076
281,548    Federal Home Loan Mortgage Corp., 6.0%, 7/1/36         294,421
2,464,919  Federal Home Loan Mortgage Corp., 6.0%, 7/1/38       2,575,555
158,901    Federal Home Loan Mortgage Corp., 6.0%, 8/1/18         167,865
61,872     Federal Home Loan Mortgage Corp., 6.5%, 5/1/31          66,271
168,789    Federal Home Loan Mortgage Corp., 7.0%, 10/1/46        178,429
73,252     Federal Home Loan Mortgage Corp., 7.0%, 3/1/14          79,585
55,056     Federal Home Loan Mortgage Corp., 7.0%, 6/1/31          59,055
20,839     Federal National Mortgage Association, 4.0%, 7/1/10     21,413
763,015    Federal National Mortgage Association, 4.0%, 9/1/20    775,191
223,196    Federal National Mortgage Association, 4.5%, 10/1/1    230,290
298,622    Federal National Mortgage Association, 4.5%, 11/1/2    307,907
1,720,076  Federal National Mortgage Association, 4.5%, 4/1/37  1,752,351
1,195,667  Federal National Mortgage Association, 4.987%, 6/1/  1,249,847
465,375    Federal National Mortgage Association, 5.0%, 1/1/20    484,190
823,580    Federal National Mortgage Association, 5.0%, 10/1/3    849,397
30,450     Federal National Mortgage Association, 5.0%, 11/1/0     31,082
205,396    Federal National Mortgage Association, 5.0%, 12/1/0    206,432
958,150    Federal National Mortgage Association, 5.0%, 12/1/3    985,885
3,023,914  Federal National Mortgage Association, 5.0%, 2/1/20  3,146,169
1,040,472  Federal National Mortgage Association, 5.0%, 3/1/23  1,077,439
946,212    Federal National Mortgage Association, 5.0%, 5/1/36    975,282
1,837,045  Federal National Mortgage Association, 5.0%, 5/1/38  1,891,370
1,817,372  Federal National Mortgage Association, 5.0%, 6/1/23  1,881,943
1,849,773  Federal National Mortgage Association, 5.0%, 6/1/23  1,915,495
1,087,395  Federal National Mortgage Association, 5.0%, 7/1/34  1,121,481
651,811    Federal National Mortgage Association, 5.0%, 8/1/18    678,536
48,640     Federal National Mortgage Association, 5.0%, 9/1/09     49,037
1,773,029  Federal National Mortgage Association, 5.5%, 1/1/35  1,843,291
3,650,589  Federal National Mortgage Association, 5.5%, 1/1/37  3,781,093
4,816,422  Federal National Mortgage Association, 5.5%, 11/1/3  4,996,753
1,048,657  Federal National Mortgage Association, 5.5%, 2/1/25  1,092,109
1,377,252  Federal National Mortgage Association, 5.5%, 2/1/36  1,430,539
76,003     Federal National Mortgage Association, 5.5%, 9/1/09     77,066
236,430    Federal National Mortgage Association, 5.72%, 11/1/    249,842
92,719     Federal National Mortgage Association, 5.72%, 6/1/2     97,909
73,050     Federal National Mortgage Association, 5.75%, 3/1/3     76,947
142,778    Federal National Mortgage Association, 5.9% 2/1/28     151,260
167,463    Federal National Mortgage Association, 5.9%, 11/1/2    177,410
171,592    Federal National Mortgage Association, 5.9%, 4/1/28    181,785
1,526,711  Federal National Mortgage Association, 6.0%, 1/1/38  1,595,323
1,125,584  Federal National Mortgage Association, 6.0%, 11/1/3  1,184,083
491,899    Federal National Mortgage Association, 6.0%, 11/1/3    517,464
2,776,111  Federal National Mortgage Association, 6.0%, 11/1/3  2,920,391
2,501,446  Federal National Mortgage Association, 6.0%, 12/1/3  2,617,772
864,860    Federal National Mortgage Association, 6.0%, 12/1/3    905,079
1,606,600  Federal National Mortgage Association, 6.0%, 12/1/3  1,678,802
829,269    Federal National Mortgage Association, 6.0%, 7/1/36    867,185
1,787,454  Federal National Mortgage Association, 6.0%, 7/1/37  1,867,783
1,769,317  Federal National Mortgage Association, 6.5%, 10/1/4  1,853,183
50,989     Federal National Mortgage Association, 6.5%, 7/1/32     54,631
387,350    Federal National Mortgage Association, 6.5%, 7/1/32    415,016
499,839    Federal National Mortgage Association, 7.0%, 10/1/1    541,299
88,596     Federal National Mortgage Association, 7.5%, 4/1/15     93,642
63,473     Federal National Mortgage Association, 7.5%, 6/1/15     67,088
88,900     Federal National Mortgage Association, 8.0%, 7/1/15     94,507
500,000    Federal National Mortgage Association, Debenture, 1    715,410
1,345,000  Financing Corp., 10.35%, 8/3/18                      2,055,321
1,000,000  Freddie Mac, 5.05%, 1/26/15                          1,118,252
3,074,335  Government National Mortgage Association I,  5.0%,   3,187,271
1,601,211  Government National Mortgage Association I,  6.0%,   1,672,231
1,265,298  Government National Mortgage Association I,  6.0%,   1,322,605
39,963     Government National Mortgage Association I, 6.5%, 1     42,597
33,860     Government National Mortgage Association I, 6.5%, 1     36,092
19,911     Government National Mortgage Association I, 6.5%, 1     21,333
217,028    Government National Mortgage Association I, 6.5%, 1    231,604
74,187     Government National Mortgage Association I, 6.5%, 1     79,170
79,835     Government National Mortgage Association I, 6.5%, 5     85,097
120,950    Government National Mortgage Association I, 6.5%, 9    128,923
170,327    Government National Mortgage Association I, 7.0%, 1    183,078
69,812     Government National Mortgage Association I, 7.0%, 1     75,025
49,247     Government National Mortgage Association I, 7.0%, 1     52,924
48,257     Government National Mortgage Association I, 7.0%, 4     51,870
110,459    Government National Mortgage Association I, 7.0%, 8    118,117
126,781    Government National Mortgage Association I, 7.0%, 9    137,161
49,082     Government National Mortgage Association I, 7.5%, 3     52,969
12,230     Government National Mortgage Association I, 7.5%, 8     13,231
386,534    Government National Mortgage Association II, 5.0%,     404,045
392,794    Government National Mortgage Association II, 5.0%,     409,998
61,188     Government National Mortgage Association II, 5.9%,      63,860
98,308     Government National Mortgage Association II, 5.9%,     102,600
65,873     Government National Mortgage Association II, 5.9%,      68,887
195,975    Government National Mortgage Association II, 5.9%,     204,941
119,632    Government National Mortgage Association II, 6.0%,     125,095
541,934    Government National Mortgage Association II, 6.0%,     567,196
347,927    Government National Mortgage Association II, 6.0%,     366,064
351,063    Government National Mortgage Association II, 6.0%,     366,228
122,604    Government National Mortgage Association II, 6.0%,     128,947
175,837    Government National Mortgage Association II, 6.0%,     185,003
72,026     Government National Mortgage Association II, 6.45%,     76,687
60,849     Government National Mortgage Association II, 6.45%,     64,787
59,315     Government National Mortgage Association II, 6.45%,     63,153
95,742     Government National Mortgage Association II, 6.5%,     101,342
166,075    Government National Mortgage Association II, 6.5%,     176,970
230,445    Government National Mortgage Association II, 6.5%,     242,703
61,452     Government National Mortgage Association II, 6.5%,      65,587
43,638     Government National Mortgage Association II, 6.5%,      46,574
199,853    Government National Mortgage Association II, 6.5%,     213,519
47,206     Government National Mortgage Association II, 7.0%,      50,578
33,868     Government National Mortgage Association II, 7.0%,      36,287
25,444     Government National Mortgage Association II, 7.0%,      27,248
37,567     Government National Mortgage Association II, 7.0%,      40,142
74,477     Government National Mortgage Association II, 7.0%,      79,630
83,500     Government National Mortgage Association II, 7.0%,      89,464
77,557     Government National Mortgage Association II, 7.0%,      82,900
20,626     Government National Mortgage Association II, 7.5%,      22,173
35,627     Government National Mortgage Association II, 7.5%,      38,299
12,859     Government National Mortgage Association II, 7.5%,      13,823
37,131     Government National Mortgage Association II, 7.5%,      39,916
39,057     Government National Mortgage Association II, 7.5%,      41,982
46,778     Government National Mortgage Association II, 8.0%,      51,959
28,581     Government National Mortgage Association II, 8.0%,      31,736
74,794     Government National Mortgage Association II, 8.0%,      83,050
183        Government National Mortgage Association II, 8.0%,         198
36,925     Government National Mortgage Association II, 8.0%,      41,001
13,392     Government National Mortgage Association II, 9.0%,      14,464
7,827      Government National Mortgage Association II, 9.0%,       8,463
2,860      Government National Mortgage Association II, 9.0%,       3,093
5,944      Government National Mortgage Association II, 9.0%,       6,420
121,725    Government National Mortgage Association, 4.5%, 12/    126,842
266,950    Government National Mortgage Association, 4.5%, 4/1    278,755
468,475    Government National Mortgage Association, 4.5%, 4/1    487,580
547,327    Government National Mortgage Association, 4.5%, 6/1    570,332
473,408    Government National Mortgage Association, 4.5%, 6/1    493,306
184,803    Government National Mortgage Association, 4.5%, 8/1    192,571
509,084    Government National Mortgage Association, 4.5%, 8/1    520,626
203,167    Government National Mortgage Association, 5.0%, 1/2    211,991
418,509    Government National Mortgage Association, 5.0%, 2/1    439,091
971,982    Government National Mortgage Association, 5.0%, 6/2    998,225
1,572,060  Government National Mortgage Association, 5.5%  2/1  1,634,908
457,350    Government National Mortgage Association, 5.5%, 1/1    479,636
337,078    Government National Mortgage Association, 5.5%, 10/    353,866
242,737    Government National Mortgage Association, 5.5%, 10/    253,048
638,207    Government National Mortgage Association, 5.5%, 2/1    668,689
198,148    Government National Mortgage Association, 5.5%, 4/1    208,016
170,029    Government National Mortgage Association, 5.5%, 4/1    177,690
360,892    Government National Mortgage Association, 5.5%, 5/1    376,674
95,739     Government National Mortgage Association, 5.5%, 6/1    100,597
1,549,331  Government National Mortgage Association, 5.5%, 6/2  1,602,938
524,951    Government National Mortgage Association, 5.5%, 8/1    547,906
170,401    Government National Mortgage Association, 5.5%, 9/1    178,910
77,273     Government National Mortgage Association, 5.72%, 10     81,099
172,177    Government National Mortgage Association, 5.72%, 4/    180,703
83,204     Government National Mortgage Association, 5.72%, 5/     86,701
79,520     Government National Mortgage Association, 5.75%, 4/     82,669
149,874    Government National Mortgage Association, 5.75%, 4/    155,810
99,257     Government National Mortgage Association, 5.75%, 5/    103,188
604,275    Government National Mortgage Association, 5.75%, 6/    628,207
52,492     Government National Mortgage Association, 6.0%, 1/1     55,135
199,621    Government National Mortgage Association, 6.0%, 1/1    209,722
806,219    Government National Mortgage Association, 6.0%, 1/1    851,144
279,970    Government National Mortgage Association, 6.0%, 1/1    292,902
416,617    Government National Mortgage Association, 6.0%, 1/2    434,942
17,303     Government National Mortgage Association, 6.0%, 10/     18,211
66,206     Government National Mortgage Association, 6.0%, 10/     69,804
165,555    Government National Mortgage Association, 6.0%, 10/    174,553
281,104    Government National Mortgage Association, 6.0%, 10/    296,383
970,044    Government National Mortgage Association, 6.0%, 10/  1,022,769
320,132    Government National Mortgage Association, 6.0%, 10/    337,533
635,253    Government National Mortgage Association, 6.0%, 10/    666,406
145,405    Government National Mortgage Association, 6.0%, 10/    152,536
199,680    Government National Mortgage Association, 6.0%, 10/    209,472
77,874     Government National Mortgage Association, 6.0%, 11/     81,961
900,545    Government National Mortgage Association, 6.0%, 11/    942,889
59,321     Government National Mortgage Association, 6.0%, 11/     62,545
56,384     Government National Mortgage Association, 6.0%, 11/     59,448
439,031    Government National Mortgage Association, 6.0%, 11/    461,247
689,643    Government National Mortgage Association, 6.0%, 12/    726,975
172,920    Government National Mortgage Association, 6.0%, 12/    182,654
68,455     Government National Mortgage Association, 6.0%, 12/     72,176
663,033    Government National Mortgage Association, 6.0%, 12/    699,775
415,106    Government National Mortgage Association, 6.0%, 12/    434,667
69,389     Government National Mortgage Association, 6.0%, 12/     73,160
295,465    Government National Mortgage Association, 6.0%, 12/    312,024
611,733    Government National Mortgage Association, 6.0%, 12/    640,430
357,545    Government National Mortgage Association, 6.0%, 2/1    376,644
165,576    Government National Mortgage Association, 6.0%, 2/1    173,955
493,947    Government National Mortgage Association, 6.0%, 2/1    518,943
266,681    Government National Mortgage Association, 6.0%, 2/1    280,176
460,582    Government National Mortgage Association, 6.0%, 2/1    483,889
83,490     Government National Mortgage Association, 6.0%, 2/1     87,715
198,872    Government National Mortgage Association, 6.0%, 3/1    209,655
168,064    Government National Mortgage Association, 6.0%, 3/1    177,177
157,189    Government National Mortgage Association, 6.0%, 3/1    165,143
221,920    Government National Mortgage Association, 6.0%, 3/1    233,150
80,299     Government National Mortgage Association, 6.0%, 3/1     84,362
522,272    Government National Mortgage Association, 6.0%, 3/1    547,885
239,145    Government National Mortgage Association, 6.0%, 4/1    250,363
149,178    Government National Mortgage Association, 6.0%, 4/1    156,727
154,468    Government National Mortgage Association, 6.0%, 5/1    162,285
340,129    Government National Mortgage Association, 6.0%, 6/1    358,297
327,932    Government National Mortgage Association, 6.0%, 6/1    344,014
198,298    Government National Mortgage Association, 6.0%, 8/1    207,288
712,369    Government National Mortgage Association, 6.0%, 8/1    747,305
31,000     Government National Mortgage Association, 6.0%, 9/1     32,685
278,756    Government National Mortgage Association, 6.0%, 9/1    293,907
495,960    Government National Mortgage Association, 6.0%, 9/1    522,917
203,486    Government National Mortgage Association, 6.0%, 9/1    213,783
164,766    Government National Mortgage Association, 6.0%, 9/1    172,846
622,078    Government National Mortgage Association, 6.0%, 9/1    651,030
190,959    Government National Mortgage Association, 6.45%, 1/    201,381
57,736     Government National Mortgage Association, 6.5%, 1/1     61,313
128,986    Government National Mortgage Association, 6.5%, 1/1    137,488
125,451    Government National Mortgage Association, 6.5%, 10/    132,164
109,718    Government National Mortgage Association, 6.5%, 10/    117,361
19,053     Government National Mortgage Association, 6.5%, 10/     20,380
5,499      Government National Mortgage Association, 6.5%, 10/      5,868
132,200    Government National Mortgage Association, 6.5%, 2/1    141,410
88,592     Government National Mortgage Association, 6.5%, 2/1     94,543
132,723    Government National Mortgage Association, 6.5%, 2/1    141,472
96,734     Government National Mortgage Association, 6.5%, 2/1    103,110
47,398     Government National Mortgage Association, 6.5%, 2/1     50,523
81,941     Government National Mortgage Association, 6.5%, 2/1     87,343
85,791     Government National Mortgage Association, 6.5%, 2/1     91,446
19,910     Government National Mortgage Association, 6.5%, 2/1     21,222
90,199     Government National Mortgage Association, 6.5%, 3/1     96,258
260,047    Government National Mortgage Association, 6.5%, 3/1    277,514
279,767    Government National Mortgage Association, 6.5%, 3/1    298,208
99,971     Government National Mortgage Association, 6.5%, 4/1    105,672
59,743     Government National Mortgage Association, 6.5%, 4/1     63,905
102,556    Government National Mortgage Association, 6.5%, 4/1    109,766
22,525     Government National Mortgage Association, 6.5%, 4/1     24,010
87,444     Government National Mortgage Association, 6.5%, 4/1     93,208
332,977    Government National Mortgage Association, 6.5%, 4/1    354,925
237,978    Government National Mortgage Association, 6.5%, 4/1    250,987
30,768     Government National Mortgage Association, 6.5%, 5/1     32,835
109,459    Government National Mortgage Association, 6.5%, 5/1    116,810
49,075     Government National Mortgage Association, 6.5%, 5/1     52,310
21,630     Government National Mortgage Association, 6.5%, 5/1     23,055
338,891    Government National Mortgage Association, 6.5%, 5/1    361,229
69,514     Government National Mortgage Association, 6.5%, 6/1     73,479
38,883     Government National Mortgage Association, 6.5%, 6/1     41,617
34,773     Government National Mortgage Association, 6.5%, 6/1     37,109
38,356     Government National Mortgage Association, 6.5%, 6/1     40,932
13,067     Government National Mortgage Association, 6.5%, 6/1     13,944
50,031     Government National Mortgage Association, 6.5%, 6/1     53,392
38,474     Government National Mortgage Association, 6.5%, 6/1     41,010
50,994     Government National Mortgage Association, 6.5%, 6/1     54,356
83,946     Government National Mortgage Association, 6.5%, 6/1     90,507
174,311    Government National Mortgage Association, 6.5%, 7/1    186,019
115,279    Government National Mortgage Association, 6.5%, 7/1    122,878
77,291     Government National Mortgage Association, 6.5%, 7/1     82,386
45,309     Government National Mortgage Association, 6.5%, 8/1     48,465
21,292     Government National Mortgage Association, 6.5%, 8/1     22,722
186,419    Government National Mortgage Association, 6.5%, 8/1    201,038
183,617    Government National Mortgage Association, 6.5%, 8/1    195,720
105,699    Government National Mortgage Association, 6.5%, 9/1    112,799
103,226    Government National Mortgage Association, 6.5%, 9/1    110,159
119,776    Government National Mortgage Association, 6.5%, 9/1    127,671
296,245    Government National Mortgage Association, 6.75%, 4/    315,520
89,024     Government National Mortgage Association, 7.0%, 1/1     95,489
67,568     Government National Mortgage Association, 7.0%, 10/     71,797
41,049     Government National Mortgage Association, 7.0%, 11/     43,994
103,889    Government National Mortgage Association, 7.0%, 11/    111,614
34,223     Government National Mortgage Association, 7.0%, 11/     36,785
133,229    Government National Mortgage Association, 7.0%, 12/    142,984
59,129     Government National Mortgage Association, 7.0%, 2/1     63,423
41,135     Government National Mortgage Association, 7.0%, 3/1     44,122
175,710    Government National Mortgage Association, 7.0%, 3/1    187,610
66,542     Government National Mortgage Association, 7.0%, 4/1     71,374
73,390     Government National Mortgage Association, 7.0%, 4/1     78,360
150,200    Government National Mortgage Association, 7.0%, 5/1    161,368
26,704     Government National Mortgage Association, 7.0%, 5/1     28,703
89,203     Government National Mortgage Association, 7.0%, 6/1     95,607
39,210     Government National Mortgage Association, 7.0%, 6/1     42,126
141,695    Government National Mortgage Association, 7.0%, 7/1    151,527
60,671     Government National Mortgage Association, 7.0%, 7/1     65,077
100,508    Government National Mortgage Association, 7.0%, 7/1    107,783
47,017     Government National Mortgage Association, 7.0%, 7/1     50,513
6,094      Government National Mortgage Association, 7.0%, 8/1      6,391
261,756    Government National Mortgage Association, 7.0%, 9/1    279,903
109,063    Government National Mortgage Association, 7.0%, 9/1    117,228
97,258     Government National Mortgage Association, 7.5%, 10/    104,745
171,603    Government National Mortgage Association, 7.5%, 10/    185,526
40,859     Government National Mortgage Association, 7.5%, 10/     44,204
50,826     Government National Mortgage Association, 7.5%, 11/     54,841
8,633      Government National Mortgage Association, 7.5%, 12/      9,322
77,637     Government National Mortgage Association, 7.5%, 2/1     83,936
19,636     Government National Mortgage Association, 7.5%, 2/1     21,191
29,318     Government National Mortgage Association, 7.5%, 3/1     31,710
110,966    Government National Mortgage Association, 7.5%, 3/1    119,498
11,893     Government National Mortgage Association, 7.5%, 3/1     12,776
50,519     Government National Mortgage Association, 7.5%, 4/1     54,641
55,327     Government National Mortgage Association, 7.5%, 4/1     59,440
4,521      Government National Mortgage Association, 7.5%, 6/1      4,878
25,374     Government National Mortgage Association, 7.5%, 6/1     27,444
15,243     Government National Mortgage Association, 7.5%, 8/1     16,460
1,889      Government National Mortgage Association, 7.5%, 8/1      2,044
27,955     Government National Mortgage Association, 7.5%, 9/1     30,187
10,411     Government National Mortgage Association, 7.5%, 9/1     11,242
12,210     Government National Mortgage Association, 7.5%, 9/1     13,175
89,065     Government National Mortgage Association, 8.0% 1/20     93,140
169,394    Government National Mortgage Association, 8.25%, 5/    182,848
107        Government National Mortgage Association, 8.5%, 2/1        116
3,445      Government National Mortgage Association, 8.5%, 8/1      3,733
19,644     Government National Mortgage Association, 9.0%, 1/1     21,298
3,866      Government National Mortgage Association, 9.0%, 10/      4,181
3,525      Government National Mortgage Association, 9.0%, 12/      3,812
3,508      Government National Mortgage Association, 9.0%, 3/1      3,804
1,122      Government National Mortgage Association, 9.0%, 4/1      1,216
1,389      Government National Mortgage Association, 9.0%, 4/1      1,508
3,457      Government National Mortgage Association, 9.0%, 6/1      3,751
1,012      Government National Mortgage Association, 9.0%, 9/1      1,078
1,149      Government National Mortgage Association, 9.0%, 9/1      1,245
1,719,586  New Valley Generation I, 7.299%, 3/15/19             1,943,132
592,261    New Valley Generation V, 4.929%, 1/15/21               600,552
2,425,000  Private Export Funding Corp., 4.55%, 5/15/15         2,624,519
1,500,000  Private Export Funding Corp., 4.974%, 8/15/13        1,658,765
1,974,770 Small Business Administration Participation Certific 2,046,700 1,484,655 Small Business Administration Participation Certifi 1,546,285
975,711    Small Business Administration Participation Certifi  1,048,640
979,464    Small Business Administration Participation Certifi  1,069,642
1,000,000  Small Business Administration Participation Certifi  1,057,097
917,503    Small Business Administration, 6.14%, 1/1/22           976,670
2,000,000  U.S. Treasury Bonds, 2.75%, 2/15/19                  1,937,180
3,000,000  U.S. Treasury Bonds, 3.5%, 2/15/39                   2,718,270
2,000,000  U.S. Treasury Bonds, 4.5%, 5/15/38                   2,152,188
3,000,000  U.S. Treasury Bonds, 4.75%, 8/15/17                  3,398,436
6,125,000  U.S. Treasury Bonds, 5.25%, 11/15/28                 7,062,891
500,000    U.S. Treasury Bonds, 6.25%, 8/15/23                    625,156
456,561    U.S. Treasury Inflation Index Bonds, 3.625%, 4/15/2    527,043
13,281,975 U.S. Treasury Inflation Notes, 1.375%, 7/15/18      12,949,926
1,012,700  U.S. Treasury Inflation Notes, 1.625%, 1/15/18       1,007,637
4,308,384  U.S. Treasury Inflation Notes, 1.875%, 7/15/15       4,354,160
801,698    U.S. Treasury Inflation Notes, 2.0%, 1/15/16           815,727
988,160    U.S. Treasury Inflation Protected Security, 2.125%,  1,031,392
2,000,000  U.S. Treasury Notes, 5.5%, 8/15/28                   2,370,000
2,525,000  U.S. Treasury Notes, 6.375%, 8/15/27                 3,269,481
931,321    Vendee Mortgage Trust, 5.25%, 1/15/32                  958,388
                                                              $184,457,895
           Total Government                                   $184,457,895
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost  $171,778,586)                               $184,457,895

           TOTAL INVESTMENT IN SECURITIES - 99.2%
           (Cost  $225,844,142)                               $232,643,230

           OTHER ASSETS AND LIABILITIES - 0.8%                $ 1,983,719

           TOTAL NET ASSETS - 100.0%                          $234,626,936

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2009, the value of these securities amounted to $2,697,120 or 1.2% of total net assets.

(a) At April 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $225,844,142 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $8,839,417

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value          (2,040,329)

           Net unrealized gain                                $6,799,088

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs                                               Investments
                                                             in Securities
Level 1 - Quoted Prices                                       $        0
Level 2 - Other Significant Observable Inputs                  232,643,230
Level 3 - Significant Unobservable Inputs                              0
Total                                                         $232,643,230


                Pioneer Institutional Money Market Fund
                Schedule of Investments  4/30/2009 (unaudited)

Principal Floating
Amount($) Rate (b)                                                     Value
                CORPORATE BONDS - 20.0 %
                Household & Personal Products - 1.0 %
                Personal Products - 1.0 %
2,215,000       Procter & Gamble Co., 1.48375%, 2/8/10             $2,215,000
4,305,000 1.47  Procter & Gamble International, Floating Rate Note, 4,298,686
                                                                   $6,513,686
                Total Household & Personal Products                $6,513,686
                Banks - 10.8 %
                Diversified Banks - 6.8 %
2,040,000       BNP Paribas SA, 1.6125%, 3/10/10                   $2,034,797
7,085,000 3.01  BNP Paribas SA, Floating Rate Note, 2/13/09         7,085,000
7,250,000 1.63 Commonwealth Bank Australia, Floating Rate Note, 10 7,250,000 4,690,000 1.26 Credit Agricole SA (London), Floating Rate Note, 5/ 4,688,192
5,000,000       Credit Agricole SA, 1.775%, 10/22/09                5,000,000
2,350,000       Nordea Bank AB, 3.89125%, 10/23/09                  2,350,000
4,450,000 2.58  Rabobank Nederland, Floating Rate Note, 11/9/09 (14 4,450,000
950,000         Royal Bank of Canada, 3.875%, 5/4/09                 950,192
2,535,000 4.96 Royal Bank of Canada, Floating Rate Note, 10/15/09 2,535,000 2,250,000 4.42 Svenska Handelsbanken AB, Floating Rate Note, 8/6/0 2,250,000 3,260,000 2.62 Wells Fargo & Co., Floating Rate Note, 7/14/08 (144 3,260,000
4,000,000 1.48  Wells Fargo & Co., Floating Rate Note, 1/29/10      3,983,204
                                                                   $45,836,385
                Regional Banks - 4.0 %
4,530,000       Bank of America Corp., 4.35%, 10/3/09              $4,529,720
2,180,000 2.10  Bank of America NA, Floating Rate Note, 6/12/09     2,179,727
4,250,000       Bank of America NA, 1.3425%, 9/13/10                4,250,000
4,120,000 2.14  RaboBank Nederland, Floating Rate Note, 5/15/09     4,120,000
11,500,00 1.39  US Bank NA/Cincinnati, Floating Rate Note, 9/10/09  11,500,000
                                                                   $26,579,447
                Total Banks                                        $72,415,832
                Diversified Financials - 3.9 %
                Asset Management & Custody Banks - 0.6 %
4,050,000 1.63  Bank of New York Mellon Corp., Floating Rate Note, $4,030,259
                Diversified Financial Services - 1.6 %
4,455,000 2.48 General Electric Capital Corp., Floating Rate Note,$4,454,500 2,010,000 1.46 General Electric Capital Corp., Floating Rate Note, 2,010,000
4,345,000 1.62  JPMorgan Chase & Co., Floating Rate Note, 1/22/10   4,327,477
                                                                   $10,791,977
                Investment Banking & Brokerage - 0.2 %
1,670,000       Bear Stearns Co. LLC, 1.36563%, 5/18/10            $1,659,670
                Specialized Finance - 1.5 %
9,820,000 2.79  BP Capital Markets Plc, Floating Rate Note, 1/11/10$9,820,000
                Total Diversified Financials                       $26,301,906
                Insurance - 2.9 %
                Multi-Line Insurance - 2.9 %
10,000,000      MetLife Global Funding I, 4.57%, 8/7/09            $10,000,000
9,290,000 3.16  MetLife Global Funding I, Floating Rate Note, 6/12/ 9,290,000
                                                                   $19,290,000
                Total Insurance                                    $19,290,000
                Technology Hardware & Equipment - 1.4 %
                Computer Hardware - 1.4 %
9,230,000 3.13  IBM International Group Capital, Floating Rate Note$9,237,958
                Total Technology Hardware & Equipment              $9,237,958
                TOTAL CORPORATE BONDS
                (Cost  $133,759,382)                               $133,759,382

                U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.7 %
3,905,000       Federal Home Loan Bank, 0.88%, 3/12/10             $3,905,000
8,040,000       Federal Home Loan Bank, 2.318%, 2/10/10             8,067,808
8,455,000 2.64 Federal Home Loan Bank, Floating Rate Note, 12/15/0 8,443,393 4,320,000 1.21 Federal Home Loan Bank, Floating Rate Note, 2/19/10 4,335,742
7,900,000       Federal Home Loan Mortgage Corp., 0.74%, 1/22/10    7,900,000
10,000,000      Federal Home Loan Mortgage Corp., 1.25%, 2/26/10    10,000,000
4,620,000       Federal Home Loan Mortgage Corp., 1.25%, 3/12/10    4,620,000
8,040,000 0.63 Federal Home Loan Mortgage Corp., Floating Rate Not 8,040,000 12,055,00 0.63 Federal Home Loan Mortgage Corp., Floating Rate Not 12,055,000 2,280,000 2.40 Federal Home Loan Mortgage Corp., Floating Rate Not 2,279,599 4,020,000 1.04 Federal Home Loan Mortgage Corp., Floating Rate Not 4,020,000 8,275,000 1.23 Federal Home Loan Mortgage Corp., Floating Rate Not 8,275,000
3,170,000       Federal National Mortgage Association Discount Notes3,153,860
10,650,000      Federal National Mortgage Association, 1.24375%, 7/ 10,649,573
4,300,000 0.69 Federal National Mortgage Association, Floating Rat 4,300,000 10,115,00 2.73 Federal National Mortgage Association, Floating Rat 10,118,470 8,925,000 0.42 Federal National Mortgage Association, Floating Rat 8,925,000
11,115,000      U.S. Treasury Bills, 0.8445%, 10/22/09              11,101,059
3,725,000       U.S. Treasury Bills, 0.692%, 12/17/09               3,712,815
10,310,000      U.S. Treasury Bonds, 3.625%, 10/31/09               10,468,653
7,735,000       U.S. Treasury Notes, 3.5%, 2/15/10                  7,908,925
                                                                   $152,279,897
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost  $137,466,023)                               $152,279,897

                MUNICIPAL BONDS - 3.9 %
                Municipal Development - 0.5 %
1,925,000 0.30  Jackson County Mississippi, Floating Rate Note, 6/1$1,925,000
400,000   0.45  Port Arthur Texas Naval District, Floating Rate Not  400,000
600,000   0.35  Valdez Alaska Marine Revenue, Floating Rate Note, 6  600,000
600,000   0.35  Valdez Alaska Marine Term, Floating Rate Note, 7/1/  600,000
                                                                   $3,525,000
                Municipal Higher Education - 1.0 %
5,605,000 0.45  Athens-Clarke County Georgia, Floating Rate Note, 8$5,605,000
775,000   0.30  Connecticut State Health, Floating Rate Note, 7/1/2  775,000
                                                                   $6,380,000
                Municipal Medical - 1.4 %
470,000   0.45  Charlotte-Mecklenburg Hospital Authority, Floating $ 470,000
4,175,000 0.35 Harris County Texas Health, Floating Rate Note, 12/ 4,175,000 1,140,000 0.35 Harris County Texas Health, Floating Rate Note, 12/ 1,140,000 3,690,000 0.50 Weber County Utah Hospital Revenue, Floating Rate N 3,690,000
                                                                   $9,475,000
                Municipal Utilities - 0.9 %
6,190,000 0.40  Southeast Alabama Gas District, Floating Rate Note,$6,190,000
                Municipal Water - 0.1 %
450,000   0.40  Boston Massachusetts Water & Sewer Commercial
                     Revenue, Floating Rate Note, 11/1/24          $ 450,000
                TOTAL MUNICIPAL BONDS
                (Cost  $26,020,000)                                $26,020,000

                COMMERCIAL PAPER - 34.3 %
8,480,000 3.15  Bank of Nova Scotia, Floating Rate Note, 5/6/09    $8,480,000
10,830,000      Bank of Nova Scotia/Houston, 0.9%, 10/21/09         10,830,000
10,800,000      BNP Paribas/New York, 0.76%, 9/28/09                10,800,000
4,320,000       BNP Paribas/New York, 1.15%, 7/9/09                 4,320,000
3,335,000       ConocoPhillips, 0.0%, 6/1/09                        3,334,225
10,900,000      Credit Suisse/New York, 1.47%, 7/9/09               10,902,487
10,600,000      Credit Suisse/New York, 1.5575%, 8/14/09            10,605,257
7,250,000       Danske Corp., 0.46%, 5/6/09 (144A)                  7,249,629
9,400,000 3.41  Deutsche Bank New York, Floating Rate Note, 7/21/09 9,400,000
1,900,000       Jacksonville Electric Authority, 1.2%, 5/7/09       1,900,000
6,800,000       JPMorgan Chase Funding, 0.35%, 6/1/09               6,797,951
7,625,000       Nordea Bank Finland Plc, 1.3%, 10/13/09             7,631,864
10,750,000      Nordea Bank NY, 3.23%, 7/10/09                      10,750,203
1,750,000       Nordea North America, Inc., 0.29%, 5/12/09          1,749,840
10,570,000      Rabobank Nederland NV NY, 1.43125%, 3/12/10         10,570,000
10,685,000      Royal Bank of Canada, 1.89%, 5/22/09                10,685,000
2,250,000 1.51  Royal Bank of Canada, Floating Rate Note, 10/1/09   2,250,000
3,200,000 7.00  Royal Bank of Canada, Floating Rate Note, 6/30/09   3,198,866
3,945,000 3.00  Royal Bank of Canada, Floating Rate Note, 8/7/09    3,943,618
4,405,000       Societe Generale North America, Inc, 0.37%, 5/13/09 4,404,457
1,670,000       Societe Generale North America, Inc., 0.0%, 5/21/09 1,669,731
10,800,000      Societe Generale/New York, 1.15%, 7/9/09            10,800,000
11,190,000      Svenska Handelsbanken, 0.91%, 6/2/09                11,190,099
11,250,000      Svenska Handelsbanken, 0.935%, 5/13/09              11,250,063
2,155,000 1.46  Svenska Handelsbanken, Floating Rate Note, 7/13/09  2,155,559
2,400,000 1.48  Svenska Handelsbanken, Floating Rate Note, 7/8/09   2,400,000
4,875,000 4.91  The Bank of New York Mellon, Floating Rate Note, 10 4,860,066
11,035,000      Toronto Dominion Bank, 1.53375%, 1/28/10            11,036,644
4,300,000       Toronto Dominion Bank, 1.96%, 10/6/09               4,301,216
10,800,000      Toronto Dominion Bank, 2.48%, 5/26/09               10,800,074
4,310,000       Verizon Communications, Inc., 0.35%, 5/28/09 (144A) 4,308,869
4,200,000       Verizon Communications, Inc., 1.15%, 5/7/09 (144A)  4,199,195
10,965,000      Westpac Banking Corp., 1.5%, 6/15/09                10,965,000
                                                                   $229,739,913
                TOTAL COMMERCIAL PAPER
                (Cost  $244,553,787)                               $229,739,913

                REPURCHASE AGREEMENTS - 13.9 %
10,000,000      Bank of America, 0.17%, dated 4/30/09, repurchase price of
                $10,000,000 plus accrued interest on 5/1/09 collateralized by $10,200,000 Federal National Mortgage Association,
                5.5%, 2/1/38                                      $10,000,000

10,000,000      Barclays Plc, 0.24%, dated 4/30/09, repurchase price of
                $10,000,000 plus accrued interest on 5/1/09 collateralized by the following:

                $363,646 Federal National Mortgage Association, 6.5%, 9/1/37 $9,836,354 Federal National Mortgage Association (ARM),
                     5.144-6.657%, 9/1/36-9/1/37                   10,000,000

15,000,000      BNP Paribas Securities Corp., 0.17%, dated 4/30/09, repurchase price
               of $15,000,000 plus accrued interest on 5/1/09 collateralized by the following:

                $12,953,467 Federal National Mortgage Association (ARM),
                    3.034-5.177%, 3/1/33-10/1/35
                $2,346,533 Federal Home Loan Mortgage Corp.,6.115%, 15,000,000

5,000,000       BNP Paribas Securities Corp., 0.15%, dated 4/30/09, repurchase price
               of $5,000,000 plus accrued interest on 5/1/09 collateralized by the following:

                $1,504,052 Non-Callable U.S. Treasury Interest Strip, 0.0%, 2/15/38
                $3,595,948 U.S. Treasury Interest Strip, 0.0%, 11/15  5,000,000

26,000,000      Deutsche Bank, 0.16%, dated 4/30/09, repurchase price
              of $26,000,000 plus accrued interest on 5/1/09 collateralized by the following:

                $7,985,068 Freddie Mac Giant, 5.0-7.0%, 5/1/22-2/1/39
                $46,667 Federal Home Loan Mortgage Corp., 5.339%, 9/1/32 $4,871,224 Federal National Mortgage Association (ARM),
                     4.358-6.053%, 5/1/36-5/1/38
                $6,549,280 Federal National Mortgage Association, 5.0-7.0%,
                     3/1/34-10/1/38
                $7,067,762 Government National Mortgage Association,
                      6.0-7.0%, 10/15/37-11/15/38                   26,000,000

2,500,000       Deutsche Bank, 0.14%, dated 4/30/09, repurchase price
               of $2,500,000 plus accrued interest on 5/1/09 collateralized by
                $2,550,000 U.S. Treasury Strip, 0.0%, 5/15/22       2,500,000

25,000,000      JPMorgan, 0.18%, dated 4/30/09, repurchase price of
                $25,000,000 plus accrued interest on 5/1/09 collateralized by $25,430,354 Federal National Mortgage Association,
                4.5-6.0%, 4/1/34-4/1/39                             25,000,000
                                                                   $93,500,000
                TOTAL REPURCHASE AGREEMENTS
                (Cost  $93,500,000)                                $93,500,000
Shares
                MUTUAL FUND - 4.6 %
31,111,659      BlackRock Liquidity Funds TempCash Portfolio       $31,111,659
                TOTAL MUTUAL FUND
                (Cost  $31,111,659)                                $31,111,659

                TOTAL INVESTMENT IN SECURITIES - 99.6 %
                (Cost  $666,410,851)(a)                           $666,410,851
                OTHER ASSETS AND LIABILITIES - 0.4 %               $2,999,646
                TOTAL NET ASSETS - 100.0 %                        $669,410,497

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2009, the value of these securities amounted to $28,155,885 or 4.2% of total net assets.

(a) At April 30, 2009, cost for federal income tax purposes was $666,410,851.

(b)             Debt obligation with a variable interest rate.
                Rate shown is rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                               in Securities
Level 1 - Quoted Prices                                        $31,111,659
Level 2 - Other Significant Observable Inputs                  635,299,192
Level 3 - Significant Unobservable Inputs                           0
Total                                                          $666,410,851


               Pioneer Treasury Reserve Fund
               SCHEDULE OF INVESTMENTS  4/30/2009 (unaudited)
Principal  Floating
Amount ($) Rate (b)                                                   Value
               CORPORATE BONDS - 0.2 %
               Diversified Financials - 0.2 %
               Diversified Finance Services - 0.2 %
345,000   1.46 General Electric Capital Corp., Floating Rate Note, 7$ 345,000
               TOTAL CORPORATE BONDS                                $ 345,000
               (Cost  $345,000)
               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 45.0%
870,000   0.86 Federal Home Loan Banks, 0.88%, 3/12/10              $ 870,000
1,000,000      Federal Home Loan Banks, 2.56%, 8/4/09                1,004,518
600,000        Federal Home Loan Banks, 4.449%,  10/13/09             600,488
1,390,000      Federal Home Loan Banks, Floating Rate Note, 2/10/10  1,394,807
250,000   2.64 Federal Home Loan Banks, Floating Rate Note, 12/15/09  249,433
1,500,000      Federal Home Loan Mortgage Corp., 1.25%, 2/26/10      1,500,000
1,340,000 0.73 Federal Home Loan Mortgage Corp., Floating Rate Note, 1,340,000 1,655,000 1.23 Federal Home Loan Mortgage Corp., Floating Rate Note, 1,655,000 1,390,000 0.63 Federal Home Loan Mortgage Corp., Floating Rate Note, 1,390,000 2,085,000 0.63 Federal Home Loan Mortgage Corp., Floating Rate Note, 2,085,000
410,000   2.40 Federal Home Loan Mortgage Corp., Floating Rate Note,  409,984
420,000   2.41 Federal Home Loan Mortgage Corp., Floating Rate Note,  420,000
695,000        Federal Home Loan Mortgage Corp., Floating Rate Note,  695,000
712,000        Federal National Home Mortgage Association, 1.7%, 5/5  711,865
505,000        Federal National Mortgage Association Discount Notes,  502,428
150,000        Federal National Mortgage Association Discount Notes,  150,000
2,000,000      Federal National Mortgage Association, 4.36875%  01/2 2,008,330
430,000   2.73 Federal National Mortgage Association, Floating Rate   429,865
790,000   0.42 Federal National Mortgage Association, Floating Rate   790,000
10,600,000     U.S. Treasury Bills, 0.0%,  7/16/09                   10,597,743
1,000,000      U.S. Treasury Bills, 0.0%, 9/15/09                     998,208
5,000,000      U.S. Treasury Bills, 0.2295%, 5/28/09                 4,999,140
5,000,000      U.S. Treasury Bills, 0.2945%, 10/29/09                4,992,597
5,750,000      U.S. Treasury Bills, 0.5145%,  2/11/10                5,729,427
6,000,000      U.S. Treasury Bills, 0.5795%,  4/8/10                 5,972,479
11,930,000     U.S. Treasury Bills, 0.8445%, 10/22/09                11,897,037
1,000,000      U.S. Treasury Bills, 1.4595%,  8/27/09                 995,010
9,100,000      U.S. Treasury Bills, Floating Rate Note, 11/19/09     9,069,228
8,910,000      U.S. Treasury Bills, Floating Rate Note, 12/17/09     8,878,535
1,000,000      U.S. Treasury Notes, 3.5%, 11/15/09                   1,016,372
3,760,000      U.S. Treasury Notes, 3.5%, 2/15/10                    3,847,564
1,815,000      U.S. Treasury Notes, 3.625%, 10/31/09                 1,842,930
                                                                    $89,042,988
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
Shares         (Cost  $89,042,988)                                  $89,042,988
               MUTUAL FUND - 0.0 %
728       0.25 BlackRock Liquidity Funds FedFund Portfolio          $   728
               TOTAL MUTUAL FUND
               (Cost  $728)                                         $   728

Principal AmounTEMPORARY CASH INVESTMENTS - 59.9 %
               Repurchase Agreements - 59.9%
34,500,000     Barclays Plc, 0.24%, dated 4/30/09, repurchase price of
               $34,500,000 plus accrued interest on 5/1/09 collateralized by the following:

               $1,254,579 Federal National Mortgage Association, 6.5%, 9/1/37
               $33,935,421 Federal National Mortgage Association (ARM),
                    5.144-6.657%, 9/1/36-9/1/37                    $34,500,000
35,000,000     BNP Paribas Securities Corp., 0.15%, dated 4/30/09, repurchase price
              of $35,000,000 plus accrued interest on 5/1/09 collateralized by the following:

               $10,528,365 Non-Callable U.S. Treasury Interest Strip, 0.0%,
2/15/38
               $25,171,636 U.S. Treasury Interest Strip, 0.0%, 11/15/35,000,000
3,000,000      BNP Paribas Securities Corp., 0.17%, dated 4/30/09, repurchase price
               of $3,000,000 plus accrued interest on 5/1/09 collateralized by the following:

               $2,590,693 Federal National Mortgage Association (ARM),
                   3.034-5.177%, 3/1/33-10/1/35
               $469,307 Federal Home Loan Mortgage Corp., 6.115%, 1/13,000,000
40,000,000     Deutsche Bank, 0.14%, dated 4/30/09, repurchase price
               of $40,000,000 plus accrued interest on 5/1/09 collateralized by
               $40,800,000 U.S. Treasury Strip, 0.0%, 5/15/22        40,000,000
3,000,000      Deutsche Bank, 0.16%, dated 4/30/09, repurchase price
               of $3,000,000 plus accrued interest on 5/1/09 collateralized by the following:

                  $921,354 Freddie Mac Giant, 5.0-7.0%, 5/1/22-2/1/39
                  $5,385 Federal Home Loan Mortgage Corp., 5.339%, 9/1/32 $562,064 Federal National Mortgage Association (ARM),
                      4.358-6.053%, 5/1/36-5/1/38
                  $755,686 Federal National Mortgage Association, 5.0-7.0%,
                      3/1/34-10/1/38
                  $815,511 Government National Mortgage Association, 6.0-7.0%,
                     10/15/37-11/15/38                               3,000,000

3,000,000      JP Morgan, 0.18%, dated 4/30/09, repurchase price of
               $3,000,000 plus accrued interest on 5/1/09 collateralized
               by $3,051,643 Federal National Mortgage Association,
               4.5-6.0%, 4/1/34-4/1/39                               3,000,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $118,500,000)                                $118,500,000
               TOTAL INVESTMENT IN SECURITIES - 105.0%
               (Cost  $207,888,716) (a)                            $207,888,716
               OTHER ASSETS AND LIABILITIES - (5.0)%               $(9,912,275)
               TOTAL NET ASSETS - 100.0%                           $197,976,441

(a) At April 30, 2009, cost for federal income tax purposes was $207,888,716.

(b)            Debt obligation with a variable interest rate.
               Rate shown is the rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs                                 Investments in Securities
Level 1 - Quoted Prices                                  $   0
Level 2 - Other Significant Observable Inputs             207,888,716
Level 3 - Significant Unobservable Inputs                    0
Total                                                    $207,888,716


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2009

* Print the name and title of each signing officer under his or her signature.